Loans (Carrying Amount of Loans with Deterioration of Credit Quality) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Carrying amount, Net of Allowance	$ 9,701	$ 11,086	$ 16,044
Loans Acquired with Deteriorated Credit Quality	9,851	11,174	16,121
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Acquired with Deteriorated Credit Quality	2,231	1,840	2,596
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Acquired with Deteriorated Credit Quality	7,333	9,037	13,209
Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Acquired with Deteriorated Credit Quality	0	0	0
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Acquired with Deteriorated Credit Quality	140	148	164
Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Acquired with Deteriorated Credit Quality	$ 147	$ 149	$ 152